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  JOHN HANCOCK FUNDS

                                                       John Hancock Income Funds
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                                             CLASS A, CLASS B AND CLASS C SHARES

                                                                       Bond Fund

                                                          Government Income Fund

                                                                 High Yield Fund

                                                      Investment Grade Bond Fund

                                                           Strategic Income Fund



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Prospectus

9.15.2005


as revised 4.1.2006

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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
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JOHN HANCOCK INCOME FUNDS
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Bond Fund                                                        4
Government Income Fund                                           6
High Yield Fund                                                  8
Investment Grade Bond Fund                                      10
Strategic Income Fund                                           12

YOUR ACCOUNT
--------------------------------------------------------------------------------
Choosing a share class                                          14
How sales charges are calculated                                14
Sales charge reductions and waivers                             15
Opening an account                                              16
Buying shares                                                   17
Selling shares                                                  18
Transaction policies                                            20
Dividends and account policies                                  22
Additional investor services                                    23

FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                              24
Management biographies                                          25
Financial highlights                                            26

FOR MORE INFORMATION                                    BACK COVER
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

Overview
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John Hancock Income Funds

These funds seek current income without sacrificing total return. Some of the funds also invest for stability of principal. Each fund has its own strategy and its own risk profile.

Who may want to invest

These funds may be appropriate for investors who:

o    are seeking a regular stream of income

o    want to diversify their portfolios

o are seeking a mutual fund for the income portion of an asset allocation portfolio

o    are retired or nearing retirement

Income funds may NOT be appropriate if you:

o    are investing for maximum return over a long time horizon

o    require absolute stability of your principal

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm


All John Hancock income funds are advised by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc., (a subsidiary of Manulife Financial Corporation) and as of December 31, 2005, managed approximately $28 billion in assets.


FUND INFORMATION KEY
--------------------------------------------------------------------------------

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Graphic]  Goal and strategy
           The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Graphic]  Past performance
           The fund's total return, measured year-by-year and over time.

[Graphic]  Main risks
           The major risk factors associated with the fund.

[Graphic]  Your expenses
           The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Bond Fund

[Graphic] GOAL AND STRATEGY
The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[Graphic] PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q4 '00, 4.03%

Worst quarter: Q2 '04, -2.56%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

1996         4.05%
1997         9.66%
1998         7.50%
1999        -1.36%
2000        10.39%
2001         7.12%
2002         7.36%
2003         7.62%
2004         4.53%

2005         2.38%



------------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
------------------------------------------------------------------------------------------------------------
                                                                  1 year      5 year     10 year     Life of
                                                                                                     Class C
Class A before tax                                                 -2.22%      4.81%        5.38%         --
Class A after tax on distributions                                 -3.84%      2.84%        2.99%         --
Class A after tax on distributions, with sale                      -1.45%      2.91%        3.07%         --
Class B before tax                                                 -3.22%      4.71%        5.29%         --
Class C before tax (began 10-1-98)                                  0.69%      5.04%           --       4.41%
------------------------------------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index                        2.37%      6.11%        6.17%       5.41%

[Graphic] MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.
o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o    Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[Graphic] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

----------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                             Class A   Class B   Class C
----------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                         4.50%       none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                              none(2)     5.00%     1.00%
----------------------------------------------------------------------------------------------------------------
Annual operating expenses                                                       Class A   Class B     Class C
----------------------------------------------------------------------------------------------------------------
Management fee                                                                   0.50%       0.50%     0.50%
Distribution and service (12b-1) fees                                            0.30%       1.00%     1.00%
Other expenses                                                                   0.26%       0.26%     0.26%
Total fund operating expenses                                                    1.06%       1.76%     1.76%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

----------------------------------------------------------------------------------------------------------------
Expenses                                                  Year 1      Year 3         Year 5            Year 10
----------------------------------------------------------------------------------------------------------------
Class A                                                    $553        $772          $1,008             $1,686
Class B with redemption                                    $679        $854          $1,154             $1,889
Class B without redemption                                 $179        $554            $954             $1,889
Class C with redemption                                    $279        $554            $954             $2,073
Class C without redemption                                 $179        $554            $954             $2,073

(1)     A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Benjamin A. Matthews
Joined fund team in 1995

Managers share investment strategy and decisions

See page 25 for the management biographies.

FUND CODES

Class A             Ticker              JHNBX
                    CUSIP               410223101
                    Newspaper           BondA
                    SEC number          811-2402
                    JH fund number      21
Class B             Ticker              JHBBX
                    CUSIP               410223309
                    Newspaper           BondB
                    SEC number          811-2402
                    JH fund number      121
Class C             Ticker              JHCBX
                    CUSIP               410223200
                    Newspaper           --
                    SEC number          811-2402
                    JH fund number      521

Government Income Fund

[Graphic] GOAL AND STRATEGY
The fund seeks a high level of current income consistent with preservation of capital Maintaining a stable share price is a secondary goal. In pursuing these goals, the fund normally invests at least 80% of its assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities ("U.S. government securities"). There is no limit on the fund's average maturity.

U.S. government securities may be supported by:

o the full faith and credit of the United States government, such as Treasury bills, notes and bonds and Government National Mortgage Association Certificates.

o the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Morgage Corporation

o the credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the fund's portfolio, the managers consider interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in high-quality short-term securities. In these and other cases, the fund might not achieve its goal.

The fund has traded securities actively in the past, and may continue to do so, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[Graphic] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results. Disclosure of Class A total returns has replaced prior Class B disclosure because as of December 31, 2004, Class A shares have 10 years of operating history and larger net assets.

Class A, total returns

Best quarter: Q3 '02, 5.44%

Worst quarter: Q1 '96, -2.73%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Government Bond Index, an unmanaged index of U.S. Treasury and government agency bonds.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

1996            2.14%
1997            9.48%
1998            8.74%
1999           -2.47%
2000           12.17%
2001            6.66%
2002           10.26%
2003            1.09%
2004            2.70%

2005            1.73%



----------------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
----------------------------------------------------------------------------------------------------------------
                                                                     1 year      5 year      10 year     Life of
                                                                                                         Class C
Class A before tax                                                    -2.88%      3.47%        4.67%         --
Class A after tax on distributions                                    -4.24%      1.79%        2.47%         --
Class A after tax on distributions, with sale                         -1.88%      1.94%        2.58%         --
Class B before tax                                                    -3.91%      3.31%        4.53%         --
Class C before tax (began 4-1-99)                                      0.00%      3.65%           --       4.09%
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Government Bond Index                                  2.65%      5.39%        5.94%       5.80%

[Graphic]

MAIN RISKS

The major factor in this fund's performance is interest rates. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.
o Junk bonds and foreign securities could make the fund more sensitive to market or economic shifts in the U.S. and abroad.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o    Certain derivatives could produce disproportionate losses.

Any governmental guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[Graphic] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

----------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                              Class A     Class B     Class C
----------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                        4.50%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                             none(2)      5.00%       1.00%
----------------------------------------------------------------------------------------------------------------
Annual operating expenses                                                       Class A    Class B      Class C
----------------------------------------------------------------------------------------------------------------
Management fee                                                                  0.60%        0.60%       0.60%
Distribution and service (12b-1) fees                                           0.25%        1.00%       1.00%
Other expenses                                                                  0.27%        0.27%       0.27%
Total fund operating expenses                                                   1.12%        1.87%       1.87%
Contractual management fee reduction (at least until 9-30-06)                   0.05%        0.05%       0.05%
Net annual operating expenses                                                   1.07%        1.82%       1.82%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

----------------------------------------------------------------------------------------------------------------
Expenses                               Year 1          Year 3           Year 5          Year 10
----------------------------------------------------------------------------------------------------------------
Class A                                $554            $785            $1,035            $ 1,748
Class B with redemption                $685            $883            $1,206            $ 1,990
Class B without redemption             $185            $583            $1,006            $ 1,990
Class C with redemption                $285            $583            $1,006            $ 2,186
Class C without redemption             $185            $583            $1,006            $ 2,186

(1) A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."


SUBADVISER
--------------------------------------------------------------------------------
Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS


Howard C. Greene, CFA
Joined fund team in 2006


Jeffrey N. Given, CFA
Joined fund team in 1998

Managers share investment strategy and decisions

See page 25 for the management biographies.

FUND CODES

Class A             Ticker              JHGIX
                    CUSIP               41014P854
                    Newspaper           GvIncA
                    SEC number          811-3006
                    JH fund number      56
Class B             Ticker              TSGIX
                    CUSIP               41014P847
                    Newspaper           GvIncB
                    SEC number          811-3006
                    JH fund number      156
Class C             Ticker              TCGIX
                    CUSIP               41014P797
                    Newspaper           --
                    SEC number          811-3006
                    JH fund number      556

High Yield Fund

[Graphic] GOAL AND STRATEGY

The fund seeks high current income. Capital appreciation is a secondary goal. In pursuing these goals, the fund normally invests at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents. These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations. No more than 10% of the fund's total assets may be invested in securities that are rated in default by S&P or by Moody's. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the manager concentrates on industry allocation and securities selection: deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The manager uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the manager uses bottom-up research to find securities that appear comparatively undervalued. The manager looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The fund typically invests in a broad range of industries.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[Graphic] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q2 '03, 14.14%
Worst quarter: Q3 '98, -17.88%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

1996             15.96%
1997             17.76%
1998            -11.20%
1999             10.91%
2000             -7.40%
2001              0.78%
2002              0.44%
2003             39.91%
2004              9.00%

2005              3.59%



--------------------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
--------------------------------------------------------------------------------------------------------------------
                                                                      1 year     5 year      10 year        Life of
                                                                                                            Class C
Class A before tax                                                    -1.05%      8.85%        6.64%             --
Class A after tax on distributions                                    -3.69%      5.05%        2.49%             --
Class A after tax on distributions, with sale                         -0.75%      5.15%        2.97%             --
Class B before tax                                                    -1.96%      8.76%        6.50%             --
Class C before tax (began 5-1-98)                                      1.85%      9.03%           --          3.17%
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index                               2.72%      8.39%        6.56%          4.94%

[Graphic] MAIN RISKS

The major factors in the fund's performance are interest rate and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, high yield bonds (also known as "junk bonds") have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[Graphic]YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                            Class A   Class B      Class C
--------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                         4.50%    none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                              none(2)  5.00%        1.00%
--------------------------------------------------------------------------------------------------------------
Annual operating expenses                                                      Class A   Class B      Class C
--------------------------------------------------------------------------------------------------------------
Management fee                                                                   0.51%    0.51%        0.51%
Distribution and service (12b-1) fees                                            0.25%    1.00%        1.00%
Other expenses                                                                   0.24%    0.24%        0.24%
Total fund operating expenses                                                    1.00%    1.75%        1.75%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------------------------------------
Expenses                                Year 1          Year 3             Year 5               Year 10
--------------------------------------------------------------------------------------------------------------
Class A                                 $547             $754              $978                 $1,620
Class B with redemption                 $678             $851            $1,149                 $1,864
Class B without redemption              $178             $551              $949                 $1,864
Class C with redemption                 $278             $551              $949                 $2,062
Class C without redemption              $178             $551              $949                 $2,062

(1) A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
SUBADVISER


Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser


PORTFOLIO MANAGER

Arthur N. Calavritinos, CFA
Joined fund team in 1995

See page 25 for the management biographies.

FUND CODES

Class A    Ticker              JHHBX
           CUSIP               41014P839
           Newspaper           HiYldA
           SEC number          811-3006
           JH fund number      57
Class B    Ticker              TSHYX
           CUSIP               41014P821
           Newspaper           HiYldB
           SEC number          811-3006
           JH fund number      157
Class C    Ticker              JHYCX
           CUSIP               41014P813
           Newspaper           HiYldC
           SEC number          811-3006
           JH fund number      557

Investment Grade Bond Fund

[Graphic] GOAL AND STRATEGY

The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity. In pursuing this goal, the fund normally invests at least 80% of its assets in investment-grade bonds (securities rated from AAA to BBB). These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Although the fund may invest in bonds of any maturity, it maintains a dollar-weighted average maturity of between three and ten years.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes or other securities). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund has traded securities actively in the past, and may continue to do so, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[Graphic] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q3 '01, 5.07%
Worst quarter: Q2 `04, -2.53%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

1996    3.32%
1997    8.79%
1998    8.58%
1999   -1.06%
2000   11.02%
2001    7.23%
2002    9.61%
2003    4.62%
2004    3.60%

2005    1.59%



---------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
---------------------------------------------------------------------------------------------------
                                                        1 year     5 year      10 year     Life of
                                                                                           Class C
Class A before tax                                      -2.94%      4.33%        5.18%          --
Class A after tax on distributions                      -4.38%      2.51%        2.91%          --
Class A after tax on distributions, with sale           -1.92%      2.59%        2.98%          --
Class B before tax                                      -4.04%      4.17%        5.05%          --
Class C before tax (began 4-1-99)                       -0.14%      4.51%           --       4.74%
---------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                     2.43%      5.87%        6.16%       6.00%

[Graphic] MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

o Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[Graphic] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

-----------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                             Class A   Class B   Class C
-----------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                         4.50%      none     none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                              none(2)    5.00%    1.00%
-----------------------------------------------------------------------------------------------------------------
Annual operating expenses                                                       Class A   Class B   Class C
-----------------------------------------------------------------------------------------------------------------
Management fee                                                                   0.40%      0.40%    0.40%
Distribution and service (12b-1) fees                                            0.25%      1.00%    1.00%
Other expenses                                                                   0.39%      0.39%    0.39%
Total fund operating expenses                                                    1.04%      1.79%    1.79%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1   Year 3    Year 5     Year 10
--------------------------------------------------------------------------------
Class A                                 $551      $766       $998     $1,664
Class B with redemption                 $682      $863     $1,170     $1,908
Class B without redemption              $182      $563       $970     $1,908
Class C with redemption                 $282      $563       $970     $2,105
Class C without redemption              $182      $563       $970     $2,105

(1)  A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
SUBADVISER

Sovereign Asset Management LLC


Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services Inc.

Founded in 1979

Supervised by the adviser


PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 1995

Howard C. Greene, CFA
Joined fund team in 2003

Jeffrey N. Given, CFA
Joined fund team in 1998

Managers share investment strategy and decisions

See page 25 for the management biographies.

FUND CODES

Class A             Ticker              TAUSX
                    CUSIP               41014P102
                    Newspaper           InvGrBdA
                    SEC number          811-3006
                    JH fund number      55
Class B             Ticker              TSUSX
                    CUSIP               41014P201
                    Newspaper           InvGrBdB
                    SEC number          811-3006
                    JH fund number      155
Class C             Ticker              TCUSX
                    CUSIP               41014P789
                    Newspaper           --
                    SEC number          811-3006
                    JH fund number      555

Strategic Income Fund

[Graphic] GOAL AND STRATEGY

The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets

o    U.S. government and agency securities

o    U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/ reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[Graphic] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q2 '03, 7.11%
Worst quarter: Q2 '04, -3.25%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Index 1: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment-grade.

Index 2: Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.

Index 3: Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

1996     11.62%
1997     12.67%
1998      5.41%
1999      3.35%
2000      1.14%
2001      4.90%
2002      7.30%
2003     16.88%
2004      8.75%

2005      2.28%



--------------------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
--------------------------------------------------------------------------------------------------------------------
                                                                   1 year     5 year      10 year        Life of
                                                                                                         Class C
Class A before tax                                                 -2.34%      6.91%        6.83%             --
Class A after tax on distributions                                 -4.68%      4.11%        3.70%             --
Class A after tax on distributions, with sale                      -1.54%      4.18%        3.84%             --
Class B before tax                                                 -3.20%      6.86%        6.73%             --
Class C before tax (began 5-1-98)                                   0.62%      7.16%           --          5.15%
--------------------------------------------------------------------------------------------------------------------
Index 1                                                             2.72%      8.39%        6.56%          4.94%
Index 2                                                             2.64%      5.33%        5.91%          5.83%
Index 3                                                            -6.88%      6.92%        4.99%          5.67%

[Graphic] MAIN RISKS

The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above or go into default. In general, high yield bonds average for bond funds.

When interest rate rise, bonds prices generally fall. Generally, an increase in the fund's maturity will make it more senitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[Graphic] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

-----------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                            Class A      Class B      Class C
-----------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                        4.50%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                             none(2)      5.00%        1.00%
-----------------------------------------------------------------------------------------------------------------
Annual operating expenses                                                      Class A      Class B      Class C
-----------------------------------------------------------------------------------------------------------------
Management fee                                                                  0.36%        0.36%        0.36%
Distribution and service (12b-1) fees                                           0.30%        1.00%        1.00%
Other expenses                                                                  0.24%        0.24%        0.24%
Total fund operating expenses                                                   0.90%        1.60%        1.60%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------------------------
Expenses                               Year 1          Year 3          Year 5          Year 10
--------------------------------------------------------------------------------------------------
Class A                                 $538            $724            $926            $1,508
Class B with redemption                 $663            $805          $1,071            $1,713
Class B without redemption              $163            $505            $871            $1,713
Class C with redemption                 $263            $505            $871            $1,900
Class C without redemption              $163            $505            $871            $1,900

(1)  A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser


PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
Joined fund team in 1986


Barry H. Evans
Joined fund team in 2006


Daniel S. Janis, III
Joined fund team in 1999

John F. Iles
Joined fund team in 2005

Managers share investment strategy
and decisions

See page 25 for the management biographies.

FUND CODES

Class A             Ticker              JHFIX
                    CUSIP               410227102
                    Newspaper           StrIncA
                    SEC number          811-4651
                    JH fund number      91
Class B             Ticker              STIBX
                    CUSIP               410227300
                    Newspaper           StrIncB
                    SEC number          811-4651
                    JH fund number      191
Class C             Ticker              JSTCX
                    CUSIP               410227888
                    Newspaper           StrIncC
                    SEC number          811-4651
                    JH fund number      591

Your account
--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
o A front-end sales charge, as described at right.
o Distribution and service (12b-1) fees of 0.25% (0.30% for Bond and Strategic Income).

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
o No front-end sales charge; all your money goes to work for you right away.
o Distribution and service (12b-1) fees of 1.00%.
o A deferred sales charge, as described on following page.
o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
o No front-end sales charge; all your money goes to work for you right away.
o Distribution and service (12b-1) fees of 1.00%.
o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.
o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.


The maximum amount you may invest in Class B shares with any single purchase request is $99,999, and the maximum amount you may invest in Class C shares with any single purchase is $999,999. Signature Services may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers below).


For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of of the funds, which have their own expense structure, may be offered in separate prospectuses.


Your broker-dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds, LLC, the funds' principal distributor, may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information (SAI).


Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED
Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

                                      As a % of               As a % of
Your investment                  offering price*         your investment
Up to $99,999                          4.50%                   4.71%
$100,000 - $249,999                    3.75%                   3.90%
$250,000 - $499,999                    2.75%                   2.83%
$500,000 - $999,999                    2.00%                   2.04%
$1,000,000 and over                 See below

*Offering price is the net asset value per share plus any initial sales charge.


You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock open-end mutual funds (John Hancock funds). To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled "Initial Sales Charge on Class A Shares" in a fund's SAI. You may request a SAI from your broker or financial representative, access the funds' Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. (Signature Services), the funds' transfer agent at 1-800-225-5291.


Investments of $1 million or more Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million + investments
--------------------------------------------------------------------------------

                                                   CDSC on shares
Your investment                                     being sold
First $1M - $4,999,999                                 1.00%
Next $1 - $5M above that                               0.50%
Next $1 or more above that                             0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends.


14 YOUR ACCOUNT

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

                                    CDSC on
Years after                         fund shares
purchase                            being sold
1st year                              5.00%
2nd year                              4.00%
3rd year                              3.00%
4th year                              3.00%
5th year                              2.00%
6th year                              1.00%
After 6th year                        none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------

Years after purchase                  CDSC
1st year                              1.00%
After 1st year                        none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $100,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulations and Combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

o Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

YOUR ACCOUNT  15

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o    to make payments through certain systematic withdrawal plans
o certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs
o    redemptions pursuant to a fund's right to liquidate an account less than
     $1,000
o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock
o    to make certain distributions from a retirement plan
o    because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is noti-fied before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
o financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC
o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)
o individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA
o individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA
o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)
o participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply) certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock Fund to the same class of any other John Hancock Fund (see "Transaction Policies" in this prospectus for additional details)
o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

     o   non-retirement account: $1,000
     o   retirement account: $500
     o   group investments: $250
     o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
     o there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC


3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.


4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


6    Important information about opening a new account

     To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
     Act), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

     For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

     For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.


16  YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

          Opening an account                                              Adding to an account
---------------------------------------------------------------------------------------------------------------------------------
By check
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o    Make out a check for the investment                        o    Make out a check for the investment
               amount, payable to "John Hancock                                amount payable to "John Hancock
               Signature Services, Inc."                                       Signature Services, Inc."

          o    Deliver the check and your completed                       o    Fill out the detachable investment slip
               application to your financial                                   from an account statement. If no slip is
               representative, or mail them to                                 available, include a note specifying the
               Signature Services (address below).                             fund name, your share class, your
                                                                               account number and the name(s) in which
                                                                               the account is registered.

                                                                          o    Deliver the check and your investment
                                                                               slip or note to your financial
                                                                               representative, or mail them to
                                                                               Signature Services (address below).

---------------------------------------------------------------------------------------------------------------------------------
By exchange
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o    Call your financial representative or                      o    Log on to www.jhfunds.com to process
               Signature Services to request an                                exchanges between funds.
               exchange.
                                                                          o    Call EASI-Line for automated service 24
                                                                               hours a day using your touch-tone phone
                                                                               at 1-800-338-8080.

                                                                          o    Call your financial representative or
                                                                               Signature Services to request an
                                                                               exchange.

---------------------------------------------------------------------------------------------------------------------------------
By wire
---------------------------------------------------------------------------------------------------------------------------------

[GRAPHIC] o    Deliver your completed                                     o    Obtain wiring instructions by
               application to your financial                                   calling Signature Services at
               representative, or mail it to                                   1-800-225-5291.
               Signature Services.

          o    Obtain your account number by                              o    Instruct your bank to wire the
               calling your financial                                          amount of your investment.
               representative or Signature
               Services.                                                  Specify the fund name, your share class,
                                                                          your account number and the name(s) in
          o    Obtain wiring instructions by                              which the account is registered. Your
               calling Signature Services at                              bank may charge a fee to wire funds.
               1-800-225-5291.

          o    Instruct your bank to wire the
               amount of your investment.

          Specify the fund name, your choice of
          share class, the new account number and
          the name(s) in which the account is
          registered. Your bank may charge a fee
          to wire funds.

---------------------------------------------------------------------------------------------------------------------------------
By Internet
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]      See "By exchange" and "By wire."                           o    Verify that your bank or
                                                                               credit union is a member of
                                                                               the Automated Clearing House
                                                                               (ACH) system.

                                                                          o    Complete the "Bank
                                                                               Information" section on your
                                                                               account application.

                                                                          o    Log on to www.jhfunds.com to
                                                                               initiate purchases using your
                                                                               authorized bank account.

---------------------------------------------------------------------------------------------------------------------------------
By phone
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]      See "By exchange" and "By wire."

                                                                          o    Verify that your bank or
                                                                               credit union is a member of
                                                                               the Automated Clearing House
                                                                               (ACH) system.

                                                                          o    Complete the "Bank
                                                                               Information" section on your
                                                                               account application.

                                                                          o    Call EASI-Line for automated
                                                                               service 24 hours a day using
                                                                               your touch-tone phone at
                                                                               1-800-338-8080.

                                                                          o    Call your financial
                                                                               representative or call
                                                                               Signature Services between 8
                                                                               A.M. and 7 P.M. Eastern Time
                                                                               on most business days.

                                                                          To open or add to an account using the
                                                                          Monthly Automatic Accumulation Program,
                                                                          see "Additional investor services."

--------------------------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.
--------------------------------------------------------------------------------


                                                                YOUR ACCOUNT  17

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

                                                                          To sell some or all of your shares
---------------------------------------------------------------------------------------------------------------------------------
By Letter
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o    Accounts of any type.                                      o    Write a letter of instruction
                                                                               or complete a stock power
          o    Sales of any amount.                                            indicating the fund name, your
                                                                               share class, your account
                                                                               number, the name(s) in which
                                                                               the account is registered and
                                                                               the dollar value or number of
                                                                               shares you wish to sell.

                                                                          o    Include all signatures and any
                                                                               additional documents that may
                                                                               be required (see next page).

                                                                          o    Mail the materials to
                                                                               Signature Services.

                                                                          o    A check will be mailed to the
                                                                               name(s) and address in which
                                                                               the account is registered, or
                                                                               otherwise according to your
                                                                               letter of instruction.

---------------------------------------------------------------------------------------------------------------------------------
By Internet
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o    Most accounts.                                             o    Log on to www.jhfunds.com to
          o    Sales of Up to $100,000.                                        initiate redemptions from your
                                                                               funds.

---------------------------------------------------------------------------------------------------------------------------------
By Phone
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o    Most accounts.                                             o    Call EASI-Line for automated
          o    Sales of Up to $100,000.                                        service 24 hours a day using
                                                                               your touch-tone phone at
                                                                               1-800-338-8080.

                                                                          o    Call your financial
                                                                               representative or call
                                                                               Signature Services between 8
                                                                               A.M. and 7 P.M. Eastern Time
                                                                               on most business days.

---------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o    Requests by letter to sell any                             o    To verify that the Internet or telephone
               amount                                                          redemption privilege is in place on an
                                                                               account, or to request the form to add it to
          o    Requests by internet or phone to sell up                        an existing account, call Signature Services.
               to $100,000.
                                                                          o    Amounts of $1,000 or more will be wired on
                                                                               the next business day. A $4 fee will be
                                                                               deducted from your account.

                                                                          o    Amounts of less than $1,000 may be sent by
                                                                               EFT or by check. Funds from EFT transactions
                                                                               are generally available by the second
                                                                               business day. Your bank may charge a fee for
                                                                               this service.

---------------------------------------------------------------------------------------------------------------------------------
By exchange
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o    Accounts of any type.                                      o    Obtain a current prospectus for the fund into
                                                                               which you are exchanging by Internet or by
          o    Sales of any amount.                                            calling your financial representative or
                                                                               Signature Services.

                                                                          o    Log on to www.jhfunds.com to process
                                                                               exchanges between your funds.

                                                                          o    Call EASI-Line for automated service 24 hours
                                                                               a day using your touch-tone phone at
                                                                               1-800-338-8080.

                                                                          o    Call your financial representative or
                                                                               Signature Services to request an
                                                                               exchange.



18  YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days


o you are selling more than 100,000 worth of shares -- this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock.


o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                                      Requirements for written requests              [GRAPHIC]
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint, or UGMA/UTMA accounts (custodial               o    Letter of instruction.
accounts for minors).
                                                                            o    On the letter, the signatures of all persons
                                                                                 authorized to sign for the account, exactly as the
                                                                                 account is registered.


                                                                            o    Medallion signature guarantee if applicable
                                                                                 (see above).


Owners of corporate, sole proprietorship, general partner or                o    Letter of instruction.
association accounts.
                                                                            o    Corporate business/organization resolution,
                                                                                 certified within the past 12 months, or a John
                                                                                 Hancock Funds business/organization certification
                                                                                 form.

                                                                            o    On the letter and the resolution, the signature of
                                                                                 the person(s) authorized to sign for the account.

                                                                            o    Medallion signature guarantee if applicable
                                                                                 (see above).

Owners or trustees of trust accounts.                                       o    Letter of instruction.

                                                                            o    On the letter, the signature(s) of the trustee(s).

                                                                            o    Copy of the trust document certified within the
                                                                                 past 12 months or a John Hancock Funds trust
                                                                                 certification form.


                                                                            o    Medallion signature guarantee if applicable
                                                                                 (see above).


Joint tenancy shareholders with rights of survivorship with a deceased      o    Letter of instruction signed by surviving tenant.
co-tenant(s).
                                                                            o    Copy of death certificate.


                                                                            o    Medallion signature guarantee if applicable
                                                                                 (see above).

                                                                            o    Inheritance tax waiver (if applicable).


Executors of shareholder estates.                                           o    Letter of instruction signed by executor.

                                                                            o    Copy of order appointing executor, certified within
                                                                                 the past 12 months.


                                                                            o    Medallion signature guarantee if applicable
                                                                                 (see above).

                                                                            o    Inheritance tax waiver (if applicable).


Administrators, conservators, guardians and other sellers or account        o    Call 1-800-225-5291 for instructions.
types not listed above.

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.


To sell shares through a systematic withdrawal plan, see "Additional investor services."

                                                                YOUR ACCOUNT  19

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Each fund generally values its portfolio of fixed-income securities, equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available, or are considered by the Adviser to be unreliable, a fund will use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.


20  YOUR ACCOUNT

Exchange limitation policies The funds' board of trustees has adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modi-fied for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the funds.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.


                                                                YOUR ACCOUNT  21

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

o    after any changes of name or address of the registered owner(s)

o    in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Most of these funds' dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your account may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.


22  YOUR ACCOUNT

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP)

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o    Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o    Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's SAI and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the funds' Web site until a fund files its next form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.


                                                                YOUR ACCOUNT  23

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock income funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Government Income, High Yield and Investment Grade Bond funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Bond, Government Income, High Yield and Investment Grade Bond funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.


Subadviser Sovereign Asset Management LLC ("Sovereign") sub-advises each of the funds. Sovereign was founded in 1979 and provides investment advisory services to individual and institutional investors. Sovereign is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of December 31, 2005, had total assets under management of approximately $25 billion.


Management fees The management fees paid to the investment adviser by the John Hancock income funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                     % of net assets
--------------------------------------------------------------------------------
Bond                                             0.50%
Government Income                                0.55%*
High Yield                                       0.51%
Investment Grade Bond                            0.40%
Strategic Income                                 0.36%

*After expense reimbursement.


A discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's semiannual report to shareholders dated November 30, 2005.


                                                           ------------
                                                           Shareholders
                                                           ------------

                                           --------------------------------------------
                                                   Financial services firms and
                                                       their representatives

                                            Advise current and prospective shareholders
                 Distribution and                on their fund investments, often
               shareholder services        in the context of an overall financial plan.
                                           --------------------------------------------

                     -------------------------------------------   -------------------------------------------------
                                 Principal distributor                               Transfer agent

                                John Hancock Funds, LLC                   John Hancock Signature Services, Inc.

                       Markets the funds and distributes shares      Handles shareholder services, including record-
                     through selling brokers, financial planners   keeping and statements, distribution of dividends
                         and other financial representatives.           and processing of buy and sell requests.
                     -------------------------------------------   -------------------------------------------------


------------------------------   -------------------------------   -------------------------------------
          Subadviser                    Investment adviser                       Custodian

Sovereign Asset Management LLC      John Hancock Advisers, LLC             The Bank of New York
     101 Huntington Avenue              601 Congress Street                   One Wall Street
       Boston, MA 02199                Boston, MA 02210-2805                New York, NY 10286                Asset
                                                                                                           management
 Provides portfolio management   Manages the funds' business and   Holds the funds' assets, settles all
         to the funds.                investment activities.       portfolio trades and collects most of
                                                                     the valuation data required for
                                                                      calculating each fund's NAV.
------------------------------   -------------------------------   -------------------------------------


                                                  ------------------------------
                                                             Trustees

                                                  Oversee the funds' activities.
                                                  ------------------------------

24  FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock income funds. It is a brief summary of their business careers over the past five years. The Statement of Additional Information for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund, and their ownership of fund shares, if any.


Arthur N. Calavritinos, CFA
--------------------------------------------------------------------------------
Vice President, Sovereign Asset Management LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC (1988-2005)
Began business career in 1986

Frederick L. Cavanaugh, Jr.
--------------------------------------------------------------------------------
Senior vice president, Sovereign Asset Management LLC
Joined subadviser in 2005
Senior vice president, John Hancock Advisers, LLC (1986-2005)
Began business career in 1975

Barry H. Evans, CFA
--------------------------------------------------------------------------------
Senior vice president, chief fixed income officer and chief operating officer,
  Sovereign Asset Management LLC
Joined subadviser in 2005
Senior vice president, chief fixed income officer and chief operating officer, John Hancock Advisers, LLC (1986-2005)
Began business career in 1986

Jeffrey N. Given, CFA
--------------------------------------------------------------------------------
Second vice president, Sovereign Asset Management LLC
Joined subadviser in 2005
Second vice president, John Hancock Advisers, LLC (1993-2005)
Began business career in 1993

Howard C. Greene, CFA
--------------------------------------------------------------------------------
Senior vice president, Sovereign Asset Management LLC
Joined subadviser in 2005
Senior vice president, John Hancock Advisers, LLC (2002-2005)
Vice president, Sun Life Financial Services Company of Canada (1987-2002)
Began business career in 1979

John F. Iles
--------------------------------------------------------------------------------
Vice President, Sovereign Asset Management LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC (1999-2005)
Began business career in 1984

Daniel S. Janis, III
--------------------------------------------------------------------------------
Vice President, Sovereign Asset Management LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC (1995-2005)
Began business career in 1984

Benjamin A. Matthews
--------------------------------------------------------------------------------
Vice President, Sovereign Asset Management LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC (1999-2005)
Began business career in 1970



                                                                FUND DETAILS  25

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Bond Fund

Figures for the years ended 5-31-03, 5-31-04 and 5-31-05 were audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                                5-31-01(1)  5-31-02(1)     5-31-03   5-31-04   5-31-05
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $13.93      $14.69         $14.71    $15.69    $14.98
Net investment income(3)                                       0.92        0.82           0.72      0.70      0.67
Net realized and unrealized gain (loss) on investments         0.76        0.06           1.02     (0.65)     0.38
Total from investment operations                               1.68        0.88           1.74      0.05      1.05
Less distributions
From net investment income                                    (0.92)      (0.86)         (0.76)    (0.76)    (0.73)
Net asset value, end of period                               $14.69      $14.71         $15.69    $14.98    $15.30
Total return(4) (%)                                           12.38        6.10          12.26      0.31      7.11(5)
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $1,140      $1,144         $1,192    $1,047    $1,012
Ratio of expenses to average net assets (%)                    1.12        1.11           1.12      1.09      1.05
Ratio of adjusted expenses to average net assets(6) (%)          --          --             --        --      1.06
Ratio of net investment income to average net assets (%)       6.38        5.51           4.84      4.55      4.41
Portfolio turnover (%)                                          235         189            273       241       139

CLASS B SHARES  PERIOD ENDED                                5-31-01(1)  5-31-02(1,2)   5-31-03   5-31-04   5-31-05
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $13.93      $14.69         $14.71    $15.69    $14.98
Net investment income(3)                                       0.83        0.72           0.62      0.59      0.57
Net realized and unrealized gain (loss) on investments         0.76        0.06           1.02     (0.65)     0.37
Total from investment operations                               1.59        0.78           1.64     (0.06)     0.94
Less distributions
From net investment income                                    (0.83)      (0.76)         (0.66)    (0.65)    (0.62)
Net asset value, end of period                               $14.69      $14.71         $15.69    $14.98    $15.30
Total return(4) (%)                                           11.64        5.37          11.48     (0.39)     6.37(5)
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $218        $236           $233      $164      $128
Ratio of expenses to average net assets (%)                    1.78        1.81           1.82      1.79      1.75
Ratio of adjusted expenses to average net assets)(6) (%)         --          --             --        --      1.76
Ratio of net investment income to average net assets (%)       5.71        4.81           4.15      3.84      3.70
Portfolio turnover (%)                                          235         189            273       241       139


26  FUND DETAILS

CLASS C SHARES  PERIOD ENDED                                5-31-01(1)  5-31-02(1,2)   5-31-03   5-31-04   5-31-05
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $13.93      $14.69         $14.71    $15.69    $14.98
Net investment income(3)                                       0.82        0.72           0.62      0.59      0.57
Net realized and unrealized gain (loss) on investments         0.76        0.06           1.02     (0.64)     0.37
Total from investment operations                               1.58        0.78           1.64     (0.05)     0.94
Less distributions
From net investment income                                    (0.82)      (0.76)         (0.66)    (0.66)    (0.62)
Net asset value, end of period                               $14.69      $14.71         $15.69    $14.98    $15.30
Total return(4) (%)                                           11.60        5.36          11.48     (0.39)     6.37(5)
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         $26         $44            $45       $32       $28
Ratio of expenses to average net assets (%)                    1.82        1.81           1.82      1.79      1.75
Ratio of adjusted expenses to average net assets(6) (%)          --          --             --        --      1.76
Ratio of net investment income to average net assets (%)       5.66        4.81           4.15      3.84      3.71
Portfolio turnover (%)                                          235         189            273       241       139

(1)  Audited by previous auditor.

(2) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase net realized and unrealized gains per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.81%, 5.11% and 5.09% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

(3)  Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Total return would have been lower had certain expenses not been reduced during the period shown.

(6)  Does not take into effect expense reductions during the period shown.

--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the year ended May 31, 2005 would have been 7.10% for Class A, 6.36% for Class B and 6.36% for Class C.


                                                                FUND DETAILS  27

Government Income Fund

Figures for the years ended 5-31-03, 5-31-04 and 5-31-05 were audited by Deloitte & Touche LLP.

CLASS A SHARES  PERIOD ENDED                                5-31-01(1)  5-31-02(1,2)   5-31-03   5-31-04   5-31-05
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $8.58       $9.06          $9.21     $9.82     $9.16
Net investment income(3)                                       0.55        0.47           0.36      0.30      0.33
Net realized and unrealized gain (loss) on investments         0.48        0.19           0.65     (0.61)     0.15
Total from investment operations                               1.03        0.66           1.01     (0.31)     0.48
Less distributions
From net investment income                                    (0.55)      (0.51)         (0.40)    (0.35)    (0.38)
Net asset value, end of period                                $9.06       $9.21          $9.82     $9.16     $9.26
Total return(4,5) (%)                                         12.26        7.37          11.12     (3.13)     5.31
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $521        $532           $565      $456      $415
Ratio of expenses to average net assets (%)                    1.02        1.04           1.04      1.07      1.07
Ratio of adjusted expenses to average net assets(6) (%)        1.15        1.17           1.17      1.17      1.12
Ratio of net investment income to average net assets (%)       6.13        5.04           3.76      3.20      3.57
Portfolio turnover (%)                                           68         110            400       411       316

CLASS B SHARES  PERIOD ENDED                                5-31-01(1)  5-31-02(1,2)   5-31-03   5-31-04   5-31-05
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $8.58       $9.06          $9.21     $9.82     $9.16
Net investment income(3)                                       0.48        0.40           0.28      0.23      0.26
Net realized and unrealized gain (loss) on investments         0.48        0.19           0.65     (0.61)     0.15
Total from investment operations                               0.96        0.59           0.93     (0.38)     0.41
Less distributions
From net investment income                                    (0.48)      (0.44)         (0.32)    (0.28)    (0.31)
Net asset value, end of period                                $9.06       $9.21          $9.82     $9.16     $9.26
Total return(4,5) (%)                                         11.44        6.57          10.30     (3.85)     4.53
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $93          $86           $128       $63       $44
Ratio of expenses to average net assets (%)                   1.75         1.79           1.79      1.82      1.82
Ratio of adjusted expenses to average net assets(6) (%)       1.88         1.92           1.92      1.92      1.87
Ratio of net investment income to average net assets (%)      5.41         4.29           2.97      2.39      2.82
Portfolio turnover (%)                                          68          110            400       411       316

CLASS C SHARES  PERIOD ENDED                                5-31-01(1)  5-31-02(1,2)   5-31-03   5-31-04   5-31-05
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $8.58       $9.06          $9.21     $9.82     $9.16
Net investment income(3)                                       0.48        0.40           0.27      0.22      0.26
Net realized and unrealized gain (loss) on investments         0.48        0.19           0.66     (0.60)     0.15
Total from investment operations                               0.96        0.59           0.93     (0.38)     0.41
Less distributions
From net investment income                                    (0.48)      (0.44)         (0.32)    (0.28)    (0.31)
Net asset value, end of period                                $9.06       $9.21          $9.82     $9.16     $9.26
Total return(4,5) (%)                                         11.42        6.57          10.30     (3.85)     4.53
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         $2           $7            $26        $8        $6
Ratio of expenses to average net assets (%)                   1.77         1.79           1.79      1.82      1.82
Ratio of adjusted expenses to average net assets(6) (%)       1.90         1.92           1.92      1.92      1.87
Ratio of net investment income to average net assets (%)      5.30         4.29           2.86      2.31      2.83
Portfolio turnover (%)                                          68          110            400       411       316

(1)  Audited by previous auditor.

(2) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase net realized and unrealized gains per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.49%, 4.74% and 4.74% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

(3)  Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(6) Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the years ended May 31, 2001, 2002, 2003, 2004 and 2005 would have been 12.13%, 7.24%, 10.99%, (3.23%) and 5.26% for
Class A, 11.31%, 6.44%, 10.17%, (3.95%) and 4.48% for Class B and 11.29%, 6.44%,
10.17%, (3.95%) and 4.48% for Class C, respectively.


28  FUND DETAILS

High Yield Fund

Figures for the years ended 5-31-03, 5-31-04 and 5-31-05 were audited by Deloitte & Touche LLP.

CLASS A SHARES  PERIOD ENDED                                5-31-01(1)  5-31-02(1,2)   5-31-03   5-31-04   5-31-05
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $5.87       $5.11          $4.72     $4.69     $5.05
Net investment income(3)                                       0.65        0.47           0.45      0.42      0.38
Net realized and unrealized gain (loss) on investments        (0.76)      (0.32)         (0.01)     0.37      0.02
Total from investment operations                              (0.11)      0.15            0.44      0.79      0.40
Less distributions
From net investment income                                    (0.65)      (0.54)         (0.47)    (0.43)    (0.40)
Net asset value, end of period                                $5.11       $4.72          $4.69     $5.05     $5.05
Total return(4) (%)                                           (1.82)       3.59          11.05     17.18      8.09
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $228        $254           $297      $343      $347
Ratio of expenses to average net assets (%)                    0.99        1.02           1.04      0.96      1.00
Ratio of net investment income to average net assets (%)      10.87        9.85          10.54      8.09      7.49
Portfolio turnover (%)                                           57          69             49        49        30

CLASS B SHARES  PERIOD ENDED                                5-31-01(1)  5-31-02(1,2)   5-31-03   5-31-04   5-31-05
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $5.87       $5.11          $4.72     $4.69     $5.05
Net investment income(3)                                       0.61        0.43           0.42      0.39      0.34
Net realized and unrealized gain (loss) on investments        (0.76)      (0.32)         (0.01)     0.37      0.02
Total from investment operations                              (0.15)       0.11           0.41      0.76      0.36
Less distributions
From net investment income                                    (0.61)      (0.50)         (0.44)    (0.40)    (0.36)
Net asset value, end of period                                $5.11       $4.72          $4.69     $5.05     $5.05
Total return(4) (%)                                           (2.51)       2.81          10.23     16.31      7.30
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $571        $515           $512      $481      $385
Ratio of expenses to average net assets (%)                    1.68        1.77           1.79      1.72      1.74
Ratio of net investment income to average net assets (%)      10.87        9.10           9.92      7.43      6.78
Portfolio turnover (%)                                           57          69             49        49        30

CLASS C SHARES  PERIOD ENDED                                5-31-01(1)  5-31-02(1,2)   5-31-03   5-31-04   5-31-05
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $5.87       $5.11          $4.72     $4.69     $5.05
Net investment income(3)                                       0.61        0.43           0.41      0.38      0.34
Net realized and unrealized gain (loss) on investments        (0.76)      (0.32)            --(5)   0.38      0.02
Total from investment operations                              (0.15)       0.11           0.41      0.76      0.36
Less distributions
From net investment income                                    (0.61)      (0.50)         (0.44)    (0.40)    (0.36)
Net asset value, end of period                                $5.11       $4.72          $4.69     $5.05     $5.05
Total return(4) (%)                                           (2.57)       2.81          10.23     16.31      7.29
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                         $40         $61           $108      $134      $131
Ratio of expenses to average net assets (%)                    1.74        1.77           1.79      1.72      1.75
Ratio of net investment income to average net assets (%)      10.87        9.10           9.72      7.33      6.74
Portfolio turnover (%)                                           57          69             49        49        30

(1)  Audited by previous auditor.

(2) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 10.16%, 9.41% and 9.41% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

(3)  Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5)  Less than $0.01 per share.


                                                                FUND DETAILS  29

Investment Grade Bond Fund

Figures for the years ended 5-31-03, 5-31-04 and 5-31-05 were audited by Deloitte & Touche LLP.

CLASS A SHARES  PERIOD ENDED                                5-31-01(1)  5-31-02(1,2)   5-31-03   5-31-04   5-31-05
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $9.18       $9.64          $9.78    $10.47     $9.92
Net investment income(3)                                       0.60        0.48           0.43      0.40      0.39
Net realized and unrealized gain (loss) on investments         0.46        0.19           0.75     (0.50)     0.18
Total from investment operations                               1.06        0.67           1.18     (0.10)     0.57
Less distributions
From net investment income                                    (0.60)      (0.53)         (0.49)    (0.45)    (0.43)
Net asset value, end of period                                $9.64       $9.78         $10.47     $9.92    $10.06
Total return(4) (%)                                           11.83        6.97          12.35     (0.97)     5.79(5)
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $145        $159           $176      $144      $136
Ratio of expenses to average net assets (%)                    1.05        1.02           1.03      1.03      1.03
Ratio of adjusted expenses to average net assets(6) (%)          --          --             --        --      1.04
Ratio of net investment income to average net assets (%)       6.30        4.93           4.30      3.92      3.86
Portfolio turnover (%)                                          328         573            693       312       222

CLASS B SHARES  PERIOD ENDED                                5-31-01(1)  5-31-02(1,2)   5-31-03   5-31-04   5-31-05
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $9.18       $9.64          $9.78    $10.47     $9.92
Net investment income(3)                                       0.53        0.41           0.36      0.32      0.32
Net realized and unrealized gain (loss) on investments         0.46        0.19           0.74     (0.50)     0.17
Total from investment operations                               0.99        0.60           1.10     (0.18)     0.49
Less distributions
From net investment income                                    (0.53)      (0.46)         (0.41)    (0.37)    (0.35)
Net asset value, end of period                                $9.64       $9.78         $10.47     $9.92    $10.06
Total return(4) (%)                                           11.03        6.18          11.52     (1.71)     5.01(5)
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         $28         $35            $55       $33       $22
Ratio of expenses to average net assets (%)                    1.77        1.77           1.78      1.78      1.78
Ratio of adjusted expenses to average net assets(6) (%)          --          --             --        --       1.79
Ratio of net investment income to average net assets (%)       5.59        4.18           3.54      3.17      3.12
Portfolio turnover (%)                                          328         573            693       312       222

CLASS C SHARES  PERIOD ENDED                                5-31-01(1)  5-31-02(1,2)   5-31-03   5-31-04   5-31-05
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $9.18       $9.64          $9.78    $10.47     $9.92
Net investment income(3)                                       0.53        0.40           0.35      0.32      0.32
Net realized and unrealized gain (loss) on investments         0.46        0.19           0.75     (0.50)     0.17
Total from investment operations                               0.99        0.59           1.10     (0.18)     0.49
Less distributions
From net investment income                                    (0.53)      (0.45)         (0.41)    (0.37)    (0.35)
Net asset value, end of period                                $9.64       $9.78         $10.47     $9.92    $10.06
Total return(4) (%)                                           11.00        6.17          11.52     (1.71)     5.00(5)
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          $2          $7            $12       $10        $8
Ratio of expenses to average net assets (%)                    1.80        1.77           1.78      1.78      1.78
Ratio of adjusted expenses to average net assets(6) (%)          --          --             --        --      1.79
Ratio of net investment income to average net assets (%)       5.42        4.18           3.48      3.17      3.12
Portfolio turnover (%)                                          328         573            693       312       222

(1)  Audited by previous auditor.

(2) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains per share by $0.05 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.42%, 4.67% and 4.67% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

(3)  Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Total return would have been lower had certain expenses not been reduced during the period shown.

(6) Does not take into consideration expense reductions during the period shown.

--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the year ended May 31, 2005 would have been 5.78% for Class A, 5.00% for Class B and 4.99% for Class C.


30  FUND DETAILS

Strategic Income Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                                5-31-01     5-31-02(1)     5-31-03   5-31-04   5-31-05
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $6.97       $6.61          $6.49     $7.08     $6.69
Net investment income(2)                                       0.57        0.46           0.38      0.35      0.31
Net realized and unrealized gain (loss) on investments        (0.36)      (0.07)          0.65     (0.19)     0.39
Total from investment operations                               0.21        0.39           1.03      0.16      0.70
Less distributions
From net investment income                                    (0.56)      (0.46)         (0.44)    (0.40)    (0.36)
From net realized gain                                           --          --             --     (0.15)    (0.04)
From capital paid-in                                          (0.01)      (0.05)            --        --        --
                                                              (0.57)      (0.51)         (0.44)    (0.55)    (0.40)
Net asset value, end of period                                $6.61       $6.49          $7.08     $6.69     $6.99
Total return(3) (%)                                            3.15        6.22          16.50      2.23     10.58
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $512        $508           $595      $657      $764
Ratio of expenses to average net assets (%)                    0.93        0.93           0.95      0.90      0.90
Ratio of net investment income to average net assets (%)       8.40        7.06           5.82      5.10      4.48
Portfolio turnover (%)                                           48          69             71        42        29

CLASS B SHARES  PERIOD ENDED                                5-31-01     5-31-02(1)     5-31-03   5-31-04   5-31-05
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $6.97       $6.61          $6.49     $7.08     $6.69
Net investment income(2)                                       0.52        0.42           0.34      0.31      0.26
Net realized and unrealized gain (loss) on investments        (0.35)      (0.08)          0.64     (0.20)     0.39
Total from investment operations                               0.17        0.34           0.98      0.11      0.65
Less distributions
From net investment income                                    (0.52)      (0.42)         (0.39)    (0.35)    (0.31)
From net realized gain                                           --          --             --     (0.15)    (0.04)
From capital paid-in                                          (0.01)      (0.04)            --        --        --
                                                              (0.53)      (0.46)         (0.39)    (0.50)    (0.35)
Net asset value, end of period                                $6.61       $6.49          $7.08     $6.69     $6.99
Total return(3) (%)                                            2.44        5.49          15.69      1.52      9.81
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $555        $556           $613      $529      $460
Ratio of expenses to average net assets (%)                    1.63        1.63           1.65      1.60      1.60
Ratio of net investment income to average net assets (%)       7.69        6.36           5.13      4.41      3.79
Portfolio turnover (%)                                           48          69             71        42        29

CLASS C SHARES  PERIOD ENDED                                5-31-01     5-31-02(1)     5-31-03   5-31-04   5-31-05
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $6.97       $6.61          $6.49     $7.08     $6.69
Net investment income(2)                                       0.52        0.42           0.33      0.31      0.26
Net realized and unrealized gain (loss) on investments        (0.35)      (0.08)          0.65     (0.20)     0.39
Total from investment operations                               0.17        0.34           0.98      0.11      0.65
Less distributions
From net investment income                                    (0.52)      (0.42)         (0.39)    (0.35)    (0.31)
From net realized gain                                           --          --             --     (0.15)    (0.04)
From capital paid-in                                          (0.01)      (0.04)            --        --        --
                                                              (0.53)      (0.46)         (0.39)    (0.50)    (0.35)
Net asset value, end of period                                $6.61       $6.49          $7.08     $6.69     $6.99
Total return(3) (%)                                            2.43        5.49          15.69      1.52      9.81
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         $69        $121           $256      $279      $282
Ratio of expenses to average net assets (%)                    1.63        1.64           1.65      1.60      1.60
Ratio of net investment income to average net assets (%)       7.65        6.35           4.99      4.39      3.79
Portfolio turnover (%)                                           48          69             71        42        29

(1) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.03, decrease net realized and unrealized losses per share by $0.03 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 7.59%, 6.89% and 6.88% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

(2)  Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.


                                                                FUND DETAILS  31

For more information

Two documents are available that offer further information on John Hancock income funds:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.


(C)2005 JOHN HANCOCK FUNDS, LLC   INCPN  4/06

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO] John Hancock(R)
John Hancock Funds, LLC

MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

[LOGO] John Hancock(R)
----------------------
  JOHN HANCOCK FUNDS

                                                       John Hancock Income Funds
--------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS I

                                                                       Bond Fund

                                                      Investment Grade Bond Fund

                                                           Strategic Income Fund

--------------------------------------------------------------------------------

Prospectus

9.15.2005


as revised 4.1.2006


--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------
        JOHN HANCOCK INCOME FUNDS -- INSTITUTIONAL CLASS I
        ------------------------------------------------------------------------
        Bond Fund                                                             4
        Investment Grade Bond Fund                                            6
        Strategic Income Fund                                                 8

        YOUR ACCOUNT
        ------------------------------------------------------------------------
        Who can buy shares                                                   10
        Opening an account                                                   10
        Buying shares                                                        11
        Selling shares                                                       12
        Transaction policies                                                 14
        Dividends and account policies                                       16
        Additional investor services                                         16

        FUND DETAILS
        ------------------------------------------------------------------------
        Business structure                                                   17
        Management biographies                                               18
        Financial highlights                                                 19

        FOR MORE INFORMATION                                         BACK COVER
        ------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
John Hancock Income Funds -- Institutional Class I

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm


All John Hancock income funds are advised by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2005, managed approximately $28 billion in assets.


FUND INFORMATION KEY
--------------------------------------------------------------------------------
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC] Goal and strategy
          The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC] Past performance
          The fund's total return, measured year-by-year and over time.

[GRAPHIC] Main risks
          The major risk factors associated with the fund.

[GRAPHIC] Your expenses
          The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Bond Fund

[GRAPHIC]
GOAL AND STRATEGY

The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC]
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns

Best quarter: Q2 `03, 4.07%
Worst quarter: Q2 `04, -2.44%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

Class I calendar year total returns
2002            7.83%
2003            8.08%
2004            5.03%

2005            2.78%



Average annual total returns for periods ending 12-31-05
                                                                       Life of
                                                           1 year      Class I
Class I before tax (began 9-4-01)                           2.78%        5.64%
Class I after tax on distributions                          0.94%        3.56%
Class I after tax on distributions, with sale               1.80%        3.57%
------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index                2.37%        5.54%

[GRAPHIC]
MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[GRAPHIC]
YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Annual operating expenses
Management fee                               0.50%
Other expenses                               0.15%
Total fund operating expenses                0.65%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses        Class I
Year 1          $66
Year 3          $208
Year 5          $362
Year 10         $810

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser


PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Benjamin A. Matthews
Joined fund team in 1995

Managers share investment strategy and decisions

See page 18 for the management biographies.

FUND CODES

Class I         Ticker               JHBIX
                CUSIP                410223408
                Newspaper            --
                SEC number           811-2402
                JH fund number       431

Investment Grade Bond Fund

[GRAPHIC]
GOAL AND STRATEGY

The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity. In pursuing this goal, the fund normally invests at least 80% of its assets in investment-grade bonds (securities rated from AAA to BBB). These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Although the fund may invest in bonds of any maturity, it maintains a dollar-weighted average maturity of between three and ten years.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes or other securities). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund has traded securities actively in the past, and may continue to do so, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.
--------------------------------------------------------------------------------
[GRAPHIC]
PAST PERFORMANCE


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class I, total returns

Best quarter: Q3 '04, 2.94%
Worst quarter: Q2 `04, -2.45%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Class I calendar year total returns
        2004        2005
        4.05%       2.04%


Average annual total returns for periods ending 12-31-05
                                                                        Life of
                                                            1 year      Class I
Class I before tax (began 7-28-03)                           2.04%        3.65%
Class I after tax on distributions                           0.36%        1.92%
Class I after tax on distributions, with sale                1.32%        2.11%
-------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                         2.43%        3.84%

[GRAPHIC]
MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

o Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[GRAPHIC]
YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Annual operating expenses
Management fee                               0.40%
Other expenses                               0.23%
Total fund operating expenses                0.63%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses      Class I
Year 1        $64
Year 3        $202
Year 5        $351
Year 10       $786

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser


PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 1995

Howard C. Greene, CFA
Joined fund team in 2003

Jeffrey N. Given, CFA
Joined fund team in 1998

Managers share investment strategy and decisions

See page 18 for the management biographies.

FUND CODES

Class I         Ticker               TIUSX
                CUSIP                41014P771
                Newspaper            --
                SEC number           811-3006
                JH fund number       455

Strategic Income Fund

[GRAPHIC]
GOAL AND STRATEGY

The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets

o    U.S. government and agency securities

o    U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[GRAPHIC]
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns

Best quarter: Q2 '03, 7.10%
Worst quarter: Q2 `04, -3.16%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Index 1: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment-grade.
Index 2: Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.
Index 3: Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

Class I calendar year total returns
2002            7.77%
2003            17.09%
2004            9.17%

2005            2.66%



Average annual total returns for periods ending 12-31-05
                                                                         Life of
                                                            1 year       Class I
Class I before tax (began 9-4-01)                            2.66%        8.63%
Class I after tax on distributions                           0.07%        5.75%
Class I after tax on distributions, with sale                1.70%        5.64%
-------------------------------------------------------------------------------
Index 1                                                      2.72%        8.30%
Index 2                                                      2.64%        4.96%
Index 3                                                     -6.88%        7.97%

[GRAPHIC]
MAIN RISKS

The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[GRAPHIC]
YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Annual operating expenses
Management fee                               0.36%
Other expenses                               0.17%
Total fund operating expenses                0.53%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses        Class I
Year 1          $54
Year 3          $170
Year 5          $296
Year 10         $665

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser


PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
Joined fund team in 1986


Barry H. Evans, CFA
Joined fund team in 2006


Daniel S. Janis, III
Joined fund team in 1999

John F. Iles
Joined fund team in 2005

Managers share investment strategy and decisions

See page 18 for the management biographies.

FUND CODES

Class I         Ticker               JSTIX
                CUSIP                410227839
                Newspaper            --
                SEC number           811-4651
                JH fund number       491

Your account

WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

     o    Retirement and other benefit plans and their participants

     o    Rollover assets for participants whose plans are invested in the fund

     o    Endowment funds and foundations

     o Any state, county or city, or its instrumentality, department, authority or agency

     o Accounts registered to insurance companies, trust companies and bank trust departments

     o    Investment companies not affiliated with the adviser

     o Investors who participate in fee-based, wrap and other investment platform programs

     o    Any entity that is considered a corporation for tax purposes

     o Fund trustees and other individuals who are affiliated with these and other John Hancock funds

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.


4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-888-972-8696.


5    Make your initial investment using the table on the next page.


6    Important information about opening a new account.
     To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
     Act), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

     For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

     For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

John Hancock Funds, LLC, the funds' principal distributor, may pay significant compensation out of its own resources to your financial representative. These payments are described in the Statement of Additional Information (SAI).


Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.


10 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

                Opening an account                                      Adding to an account
---------------------------------------------------------------------------------------------------------------------------------
By check
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
                o    Make out a check for the investment amount,        o    Make out a check for the investment amount payable
                     payable to "John Hancock Signature Services, Inc."      to "John Hancock Signature Services, Inc."

                o    Deliver the check and your completed application   o    If your account statement has a detachable
                     to your financial representative, or mail them to       investment slip, please complete in its entirety.
                     Signature Services (address below).                     If no slip is available, include a note specifying
                                                                             the fund name(s), your share class, your account
                                                                             number and the name(s) in which the account is
                                                                             registered.

                                                                        o    Deliver the check and investment slip or note to
                                                                             your financial representative, or mail them to
                                                                             Signature Services (address below).

---------------------------------------------------------------------------------------------------------------------------------
By exchange
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]       o    Call your financial representative or Signature    o    Call your financial representative or Signature
                     Services to request an exchange.                        Services to request an exchange.

                o    You may only exchange for Class I shares or Money  o    You may only exchange for Class I shares or Money
                     Market Fund Class A shares.                             Market Fund Class A shares.

---------------------------------------------------------------------------------------------------------------------------------
By wire
---------------------------------------------------------------------------------------------------------------------------------

[GRAPHIC]       o    Deliver your completed application to your         o    Obtain wiring instructions by calling Signature
                     financial representative or mail it to Signature        Services 1-888-972-8696.
                     Services.
                                                                        o    Instruct your bank to wire the amount of your
                o    Obtain your account number by calling your              investment.
                     financial representative or Signature Services.
                                                                        Specify the fund name(s), the share class, the new
                o    Obtain wiring instructions by calling Signature    account number and the name(s) in which the account is
                     Services 1-888-972-8696.                           registered. Your bank may charge a fee to wire funds.

                o Instruct your bank to wire the amount of your investment.

                Specify the fund name(s), your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

---------------------------------------------------------------------------------------------------------------------------------
By phone
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]       See "By exchange" and "By wire."                        o    Verify that your bank or credit union is a member
                                                                             of the Automated Clearing House (ACH) system.

                                                                        o    Complete the "To Purchase, Exchange or Redeem
                                                                             Shares via Telephone" and "Bank Information"
                                                                             sections on your account application.

                                                                        o    Call Signature Services between 8:30 A.M. and 5:00
                                                                             P.M. Eastern Time on most business days to verify
                                                                             that these features are in place on your account.

                                                                        o    Call your financial representative or Signature
                                                                             Services with the fund name(s), your share class,
                                                                             your account number, the name(s) in which the
                                                                             account is registered and the amount of your
                                                                             investment.

--------------------------------------------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.
--------------------------------------------------------------------------------


                                                                YOUR ACCOUNT  11

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

                                                                        To sell some or all of your shares
---------------------------------------------------------------------------------------------------------------------------------
By letter
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]      o    Sales of any amount.                                o    Write a letter of instruction indicating the
                                                                             fund name, your account number, your share
                                                                             class, the name(s) in which the account is
                                                                             registered and the dollar value or number of
                                                                             shares you wish to sell.

                                                                        o    Include all signatures and any additional
                                                                             documents that may be required (see next
                                                                             page).

                                                                        o    Mail the materials to Signature Services.

                                                                        o    A check or wire will be sent according to your
                                                                             letter of instruction.

                                                                        o    Certain requests will require a Medallion
                                                                             signature guarantee. Please refer to "Selling
                                                                             shares in writing" on the next page.

---------------------------------------------------------------------------------------------------------------------------------
By phone
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]            Amounts up to $100,000:

                o    Most accounts.                                     o    Redemption proceeds of up to $100,000 may be sent
                                                                             by wire or by check. A check will be mailed to the
                                            :                                exact name(s) and address on the account.

                                                                        o    To place your request with a representative at
                                                                             John Hancock Funds, call Signature Services
                                                                             between 8:30 A.M. and 5:00 P.M. Eastern Time on
                                                                             most business days or your financial
                                                                             representative.
                     Amounts up to $5 million
                o    Available to the following types of accounts:      o    Redemption proceeds exceeding $100,000 must be
                     custodial accounts held by banks, trust companies       wired to your designated bank account.
                     or broker-dealers; endowments and foundations;
                     corporate accounts; group retirement plans; and
                     pension accounts (excluding IRAs, 403(b) plans and
                     all John Hancock custodial retirement accounts).

---------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]       o    Requests by letter to sell any                     o    To verify that the telephone
                     amount.                                                 redemption privilege is in place on
                                                                             an account, or to request the forms
                o    Qualified requests by phone to sell                     to add it to an existing account,
                     up to $5 million (accounts with                         call Signature Services.
                     telephone redemption privileges).
                                                                        o    Amounts of $5 million or more will
                                                                             be wired on the next business day.

                                                                        o    Amounts up to $100,000 may be sent
                                                                             by EFT or by check. Funds from EFT
                                                                             transactions are generally
                                                                             available by the second business
                                                                             day. Your bank may charge a fee for
                                                                             this service.

---------------------------------------------------------------------------------------------------------------------------------
By exchange
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]       o    Sales of any amount.                               o    Obtain a current prospectus for the
                                                                             fund into which you are exchanging
                                                                             by calling your financial
                                                                             representative or Signature
                                                                             Services.

                                                                        o    You may only exchange for Class I
                                                                             shares or Money Market Fund Class A
                                                                             shares.

                                                                        o    Call your financial representative
                                                                             or Signature Services to request an
                                                                             exchange.

12 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares and are requesting payment by check

o you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

o you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s)

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

-------------------------------------------------------------------------------------------------------------------------------
Seller                                                            Requirements for written requests             [GRAPHIC]
-------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial      o    Letter of instruction.
accounts for minors).
                                                                  o    On the letter, the signatures of all persons authorized
                                                                       to sign for the account, exactly as the account is
                                                                       registered.

                                                                  o    Medallion signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or      o    Letter of instruction.
association accounts.
                                                                  o    Corporate business/organization resolution, certified
                                                                       within the past 12 months, or a John Hancock Funds
                                                                       business/organization certification form.

                                                                  o    On the letter and the resolution, the signature of the
                                                                       person(s) authorized to sign for the account.

                                                                  o    Medallion signature guarantee if applicable (see above).

Owners or trustees of retirement plan, pension trust and trust    o    Letter of instruction
accounts.
                                                                  o    On the letter, the signature(s) of the trustee(s).

                                                                  o    Copy of the trust document certified within the past 12
                                                                       months or a John Hancock Funds trust certification form.

                                                                  o    Medallion signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a     o    Letter of instruction signed by surviving tenant
deceased co-tenant(s).
                                                                  o    Copy of death certificate.

                                                                  o    Medallion signature guarantee if applicable (see above).

                                                                  o    Inheritance tax waiver (if applicable).

Executors of shareholder estates.                                 o    Letter of instruction signed by executor.

                                                                  o    Copy of order appointing executor, certified within the past
                                                                       12 months.

                                                                  o    Medallion signature guarantee if applicable (see above).

                                                                  o    Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or      o    Call 1-888-972-8696 for instructions.
account types not listed above.

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.

                                                                YOUR ACCOUNT  13

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Each fund generally values its portfolio of fixed-income securities, equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund will use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for Class I shares of other John Hancock funds or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' board of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

14 YOUR ACCOUNT

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as fi nancial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the funds.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

                                                                YOUR ACCOUNT  15

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.
--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o    after any changes of name or address of the registered owner(s)

o    in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare income dividends daily and pay them monthly. Your income dividends begin accruing the day after payment is received by a fund and continue through the day your shares are actually sold. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The funds' portfolio securities disclosure policy can be found in the SAI and on the funds' Web site at www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

16 YOUR ACCOUNT

Fund details
--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The funds' board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of the Investment Grade Bond Fund have the power to change this fund's investment goal without shareholder approval.

The trustees of the Bond and Investment Grade Bond funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to changing its 80% policy.

The investment adviser John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805.

Management fees The management fees paid to the investment adviser by the funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                         % of net assets
--------------------------------------------------------------------------------
Bond                                           0.50%
Investment Grade Bond                          0.40%
Strategic Income                               0.36%


A discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's semiannual report to shareholders dated November 30, 2005.

Subadviser Sovereign Asset Management LLC ("Sovereign") subadvises each Fund. Sovereign was founded in 1979 and provides investment advisory services to individual and institutional investors. Sovereign is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of December 31, 2005, had a total assets under management of approximately $25 billion.


                                                                FUND DETAILS  17

MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock income funds. It is a brief summary of their business careers over the past five years. The Statement of Additional Information for each fund includes additional information about its portfolio managers, including information about their compensation, accounts they manage other than the fund, and their ownership of fund shares, if any.


Frederick L. Cavanaugh, Jr.
---------------------------------------
Senior vice president, Sovereign Asset
 Management LLC
Joined subadviser in 2005
Senior vice president, John Hancock
 Advisers, LLC (1986-2005)
Began business career in 1975

Howard C. Greene, CFA
---------------------------------------
Senior vice president, Sovereign Asset
 Management LLC
Joined subadviser in 2005
Senior vice president, John Hancock
 Advisers, LLC (2002-2005)
Vice president, Sun Life Financial Services
 Company of Canada (1987-2002)
Began business career in 1979

Benjamin A. Matthews
---------------------------------------
Vice President, Sovereign Asset
 Management LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers,
 LLC (1995-2005)
Began business career in 1970

Barry H. Evans, CFA
---------------------------------------
Senior vice president, chief fixed income officer and chief operating officer, Sovereign
 Asset Management LLC
Joined subadviser in 2005
Senior vice president, chief fixed income
 officer and chief operating officer, John
Hancock Advisers, LLC (1986-2005)
Began business career in 1986

John F. Iles
---------------------------------------
Vice President, Sovereign Asset
 Management LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC
 (1999-2005)
Began business career in 1984

Jeffrey N. Given, CFA
---------------------------------------
Second vice president, Sovereign Asset
 Management LLC
Joined subadviser in 2005
Second vice president, John Hancock
 Advisers, LLC (1993-2005)
Began business career in 1993

Daniel S. Janis, III
---------------------------------------
Vice President, Sovereign Asset
 Management LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC
 (1999-2005)
Began business career in 1984


18 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Bond Fund
Figures for the years ended 5-31-03, 5-31-04 and 5-31-05 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                                5-31-02(1),(2),(3)  5-31-03 (2) 5-31-04     5-31-05
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $ 14.96         $14.71       $15.69        $14.98
Net investment income(4)                                                         0.66           0.78         0.76          0.73
Net realized and unrealized gain (loss) on investments                          (0.21)          1.02        (0.64)         0.38
Total from investment operations                                                 0.45           1.80         0.12          1.11
Less distributions
From net investment income                                                      (0.70)         (0.82)       (0.83)        (0.79)
Net asset value, end of period                                                $ 14.71         $15.69       $14.98        $15.30
Total return(5) (%)                                                              3.04(6)       12.71         0.78          7.55
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                            --(7)      $    9       $    5        $    5
Ratio of expenses to average net assets (%)                                      0.68(8)        0.72         0.63          0.65
Ratio of net investment income to average net assets (%)                         5.94(8)        5.23         4.98          4.82
Portfolio turnover (%)                                                            189            273          241           139

(1)  Audited by previous auditor.

(2) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the period ended May 31, 2002, was to decrease net investment income per share by $0.04, decrease net realized and unrealized losses per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 6.24%.

(3)  Class I shares began operations on 9-4-01.

(4)  Based on the average of the shares outstanding.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6)  Not annualized.

(7)  Less than $500,000.

(8)  Annualized.

                                                                FUND DETAILS  19

Investment Grade Bond Fund
Figures audited by Deloitte & Touche LLP.

CLASS I SHARES PERIOD ENDED                                                                 5-31-04(1)           5-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                       $  10.17            $   9.92
Net investment income(2)                                                                       0.46                0.44
Net realized and unrealized gain (loss) on investments                                        (0.29)               0.17
Total from investment operations                                                               0.17                0.61
Less distributions
From net investment income                                                                    (0.42)              (0.47)
Net asset value, end of period                                                             $   9.92            $  10.06
Total return(3) (%)                                                                            2.34(4)             6.23
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                          --(5)               --(5)
Ratio of expenses to average net assets (%)                                                    0.48(6)             0.49
Ratio of net investment income to average net assets (%)                                       4.59(6)             4.40
Portfolio turnover (%)                                                                          312                 222

(1)  Class I shares began operations on 7-28-03.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not Annualized.
(5)  Less than $500,000.
(6)  Annualized.

20 FUND NAME

Strategic Income Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                     5-31-02 (1,2)        5-31-03           5-31-04           5-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $6.61              $6.49             $7.08            $6.69
Net investment income(3)                                            0.35               0.50              0.34             0.33
Net realized and unrealized gain (loss) on investments             (0.08)              0.56             (0.17)            0.39
Total from investment operations                                    0.27               1.06              0.17             0.72
Less distributions
From net investment income                                         (0.36)             (0.47)            (0.41)           (0.38)
From net realized gain                                                --                 --             (0.15)           (0.04)
From capital paid-in                                               (0.03)                --                --                --
                                                                   (0.39)             (0.47)            (0.56)           (0.42)
Net asset value, end of period                                     $6.49              $7.08             $6.69            $6.99
Total return(4) (%)                                                 4.34(5)            16.97              2.41             11.00
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               --(6)              --(6)          $1                  $4
Ratio of expenses to average net assets (%)                         0.60(7)            0.55              0.48             0.53
Ratio of net investment income to average net assets (%)            7.39(7)            6.29              5.14             4.85
Portfolio turnover (%)                                                69                 71                42               29

(1) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the period ended May 31, 2002, was to decrease net investment income per share by $0.03, decrease net realized and unrealized losses per share by $0.03 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 7.92%.

(2)  Class I shares began operations on 9-4-01.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Not annualized.
(6)  Less than $500,000.
(7)  Annualized.

                                                                    FUND NAME 21

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------
Two documents are available that offer further information on John Hancock income funds:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2006 JOHN HANCOCK FUNDS, LLC KICPN 4/06

[LOGO]
John Hancock(R)

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

------------------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
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